Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				3 Months Ended		6 Months Ended	12 Months Ended
	Nov. 30, 2013	Apr. 30, 2013	Mar. 31, 2011	Sep. 30, 2010	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 14, 2021	Nov. 30, 2020
Warrants (Details) [Line Items]
Issued detachable warrants						127,570	63,785
Other expenses (in Dollars)								$ 3,812
Initial allocated fair value (in Dollars)						$ 2,316				$ 1,527
Warrants were exercised					0
Warrant [Member]
Warrants (Details) [Line Items]
Share price (in Dollars per share)					$ 20.37			$ 20.37
Fair value adjustment warrants (in Dollars)					$ 0			$ 0	$ 2,004
Series B Preferred Stock [Member]
Warrants (Details) [Line Items]
Issued detachable warrants			25,394	76,180
Share price (in Dollars per share)								$ 1.97			$ 1.97
Warrant term description						The warrants have a ten-year expiration date from the applicable closing date of September 2020 and March 2021. The remaining warrants were exercised during the year ended December 31, 2020 and, therefore, were no longer outstanding as of December 31, 2020.
Series C Preferred Stock [Member]
Warrants (Details) [Line Items]
Issued detachable warrants	89,418	44,708
Share price (in Dollars per share)					$ 6.71			$ 6.71
Shares outstanding								134,126
Shares issued								116,150